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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coliseum Capital Management, LLC
Address: Metro Center
         1 Station Place, 7th Floor South
         Stamford, CT 06902

Form 13F File Number: 28 - 14321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam Gray
Title:   Manager
Phone:   (203) 883-0100

Signature, Place, and Date of Signing:

/s/Adam Gray    Stamford, CT     May 8, 2012
--------------  ---------------  ------------
[Signature]     [City, State]      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $123,122
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                          FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                      -------- --------- -------- ------------------ ---------- -------- ---------------------
                              TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
--------------                -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BENIHANA INC                  COM      082047101  34,159  2,617,563 SH          SOLE             2,617,563
CASH STORE FINL SVCS INC      COM      14756F103  15,676  2,634,678 SH          SOLE             2,634,678
CASUAL MALE RETAIL GRP INC    COM NEW  148711302   7,246  2,156,561 SH          SOLE             2,156,561
LHC GROUP INC                 COM      50187A107  38,874  2,097,924 SH          SOLE             2,097,924
MAC-GRAY CORP                 COM      554153106  10,135    669,880 SH          SOLE               669,880
PROVIDENCE SVC CORP           COM      743815102  11,111    716,356 SH          SOLE               716,356
SERACARE LIFE SCIENCES INC D  COM      81747T104   5,920  1,487,391 SH          SOLE             1,487,391

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